Employees' Stock Option Plans (ESOP) - Additional Information (Details) $ / shares in Units, ₨ in Thousands, $ in Thousands													12 Months Ended
	Feb. 01, 2023 shares	Aug. 01, 2022 shares	Jul. 24, 2022 INR (₨)	Jul. 24, 2022 USD ($)	Jul. 01, 2022 INR (₨) Installment	Jul. 01, 2022 USD ($) Installment	May 02, 2022 shares	Apr. 13, 2022 INR (₨)	Apr. 13, 2022 USD ($)	May 02, 2021 shares	Jun. 22, 2019 shares	Mar. 31, 2016 shares	Mar. 31, 2023 INR (₨) shares	Mar. 31, 2023 USD ($) shares $ / shares	Mar. 31, 2022 USD ($) shares $ / shares	Mar. 31, 2021 USD ($) shares $ / shares	Apr. 01, 2020 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares authorized														4,800,000,000	4,800,000,000
Number of shares outstanding														4,136,387,925	4,193,012,929
Treasury shares														12,172,119	13,725,712	15,514,732	18,239,356
Total granted													6,159,511	6,159,511	4,491,012	4,372,269
Fair value on the date of modification recognized as financial liability | $																$ 12,000
Carrying value of liability towards cash settled share based payments | $														$ 1,000	$ 2,000
2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Instruments average vesting period												4 years
Treasury shares														12,172,119	13,725,712
Number of shares earmarked for welfare activities of the employees														200,000	200,000
Weighted average exercise price, Exercised | $ / shares														$ 18.83	$ 22.71	$ 14.92
2015 Stock Incentive Compensation Plan | Annual Grant Performance Based Restricted Stock Units (RSUs) | Chief Executive Officer and Managing Director
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period													These RSUs will vest in line with the employment agreement based on achievement of certain performance targets.	These RSUs will vest in line with the employment agreement based on achievement of certain performance targets.
Fair value of instruments annual grant performance based RSU								₨ 130,000	$ 1,700
Total granted							84,361
2015 Stock Incentive Compensation Plan | Annual Grant Performance Based Restricted Stock Units (RSUs) | Other KMPs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period													performance based RSUs will vest over one to three years based on certain performance targets.	performance based RSUs will vest over one to three years based on certain performance targets.
Total granted													11,547	11,547
2015 Stock Incentive Compensation Plan | Annual Performance Equity Grant | Chief Executive Officer and Managing Director
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value of instruments annual grant performance based RSU			₨ 217,500	$ 2,750
Total granted		140,228
2015 Stock Incentive Compensation Plan | Annual Performance Equity ESG Grant | Chief Executive Officer and Managing Director
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value of instruments annual grant performance based RSU			20,000	250
Total granted		12,894
2015 Stock Incentive Compensation Plan | Annual Performance Equity TSR Grant | Chief Executive Officer and Managing Director
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value of instruments annual grant performance based RSU			₨ 50,000	$ 630
Total granted		32,236
2015 Stock Incentive Compensation Plan | Time Based Restricted Stock Units (RSUs) | Chief Executive Officer and Managing Director
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period					will vest overtime in three equal annual installments upon the completion of each year of service from the respective grant date.	will vest overtime in three equal annual installments upon the completion of each year of service from the respective grant date.
Total granted	19,341
Fair value of instruments eligibility annual equity grants					₨ 30,000	$ 370
Number of annual installments | Installment					3	3
2015 Stock Incentive Compensation Plan | Time Based Restricted Stock Units (RSUs) | Other KMPs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period													Time based RSUs will vest over four years	Time based RSUs will vest over four years
Vesting period													4 years	4 years
Total granted													66,872	66,872
2015 Stock Incentive Compensation Plan | Restricted Stock Units and Employee Stock Option Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period												will generally vest over a period of 4 years
2015 Stock Incentive Compensation Plan | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares authorized												24,038,883
2015 Stock Incentive Compensation Plan | Top of Range | Annual Grant Performance Based Restricted Stock Units (RSUs) | Other KMPs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period													3 years	3 years
2015 Stock Incentive Compensation Plan | Bottom of Range | Annual Grant Performance Based Restricted Stock Units (RSUs) | Other KMPs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period													1 year	1 year
2011 Restricted Stock Units Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares outstanding												11,223,576
Incentive Units Cash Settled | Annual Grant of Restricted Stock Units (RSUs)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
cash settled options outstanding (net of forfeitures)														224,924	265,561
Two Thousand Nineteen Stock Ownership Program [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares issued by secondary acquisition of shares											45,000,000
Weighted average exercise price, Exercised | $ / shares														$ 18.75	$ 20.89	$ 15.90
Two Thousand Nineteen Stock Ownership Program [Member] | Annual Grant Performance Based Restricted Stock Units (RSUs) | Chief Executive Officer and Managing Director
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total granted										64,893
Fair value of instruments eligibility for one time equity grants													₨ 100,000	$ 1,310
Two Thousand Nineteen Stock Ownership Program [Member] | Annual Grant Performance Based Restricted Stock Units (RSUs) | Other KMPs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period													will vest over three years	will vest over three years
Total granted													143,000	143,000
Two Thousand Nineteen Stock Ownership Program [Member] | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares authorized											50,000,000
Vesting period											3 years
Two Thousand Nineteen Stock Ownership Program [Member] | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period											1 Year